Note 16 - Other Long-term Liabilities - Provision Presentation According to ASC 715 (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Retirement Indemnity Plans, France [Member]
Non-current liabilities	€ 960	€ 966
Current liabilities	10	10
Accumulated other comprehensive income (loss)	(67)	(161)
Total	903	815	€ 729
Defined Benefit Retirement Indemnity Plans, Japan [Member]
Non-current liabilities	1,207	1,255
Current liabilities	22	55
Accumulated other comprehensive income (loss)	(136)	(416)
Total	€ 1,093	€ 895	€ 770